11008110

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

Received SEC
SEP 01 2011
Washington, DC 20549

CERTNAS
File#001-35233

By Electronic Mail Only

September 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 12, 2011 The Nasdaq Stock Market (the "Exchange") received from Student Transportation Inc. (the "Registrant") a copy of the Registrant's application on Form 40-F for the registration of the following security:

Common Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick